SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Share (Details) - USD ($)	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net loss, as adjusted	$ 21,000,000			$ 21,000,000
Denominator:
Weighted average number of shares outstanding - Basic	48,867,969			48,867,969
Weighted average number of shares outstanding - Diluted	444,320,221			444,320,221
Basic earnings per share attributable to the Company's Class A common stockholders:	$ 0.44			$ 0.44
Diluted loss per share attributable to the Company's Class A common stockholders				$ (0.21)
Class A common stock | Apollo Strategic Growth Capital
Numerator:
Allocation of net loss, as adjusted		$ (4,261,175)	$ 16,226,517		$ 4,959,912	$ (9,780,661)
Denominator:
Weighted average number of shares outstanding - Basic		81,681,000	81,681,000		81,681,000	18,828,526
Weighted average number of shares outstanding - Diluted		81,681,000	81,681,000		81,681,000	18,828,526
Basic earnings per share attributable to the Company's Class A common stockholders:		$ (0.05)	$ 0.20		$ 0.06	$ (0.52)
Diluted loss per share attributable to the Company's Class A common stockholders		$ (0.05)	$ 0.20		$ 0.06	$ (0.52)
Class B common stock | Apollo Strategic Growth Capital
Numerator:
Allocation of net loss, as adjusted		$ (1,065,294)	$ 4,056,629		$ 1,239,978	$ (9,861,099)
Denominator:
Weighted average number of shares outstanding - Basic		20,420,250	20,420,250		20,420,250	18,983,377	18,750,000
Weighted average number of shares outstanding - Diluted		20,420,250	20,420,250		20,420,250	18,983,377	18,750,000
Basic earnings per share attributable to the Company's Class A common stockholders:		$ (0.05)	$ 0.20		$ 0.06	$ (0.52)	$ 0.00
Diluted loss per share attributable to the Company's Class A common stockholders		$ (0.05)	$ 0.20		$ 0.06	$ (0.52)	$ 0.00